Document And Entity Information	Nov. 07, 2019
Document Information [Line Items]
Entity Registrant Name	J&J SNACK FOODS CORP.
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Incorporation, State or Country Code	NJ
Entity File Number	000-14616
Entity Tax Identification Number	22-1935537
Entity Address, Address Line One	6000 Central Highway
Entity Address, City or Town	Pennsauken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08109
City Area Code	856
Local Phone Number	665-9533
Title of 12(b) Security	Common Stock
Trading Symbol	JJSF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000785956